[SHIP][VANGUARD LOGO]





VANGUARD/(R)/ U.S. STOCK INDEX
MID-CAPITALIZATION FUNDS



SUPPLEMENT TO THE PROSPECTUS

The ticker symbol found in the Additional Information box on page 8 of the prospectus is replaced with the following:

Ticker Symbol

VMISX















(C)2007 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PI1344 082007

                                                           [SHIP][VANGUARD LOGO]





VANGUARD/(R)/ U.S. STOCK INDEX
MID-CAPITALIZATION FUNDS



SUPPLEMENT TO THE PROSPECTUS

The ticker symbol found in the Additional Information box on page 9 of the prospectus is replaced with the following:

Ticker Symbol

VMISX













(C)2007 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.                       PS1344 082007